Deferred Acquisition Costs and Other Actuarial Balances - Disaggregated DAC amounts (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Acquisition Costs
Deferred acquisition costs	$ 3,926.5	$ 3,939.2		$ 3,822.3
Short-duration contracts
Deferred Acquisition Costs
Deferred acquisition costs	31.1	34.7
Retirement and Income Solutions
Deferred Acquisition Costs
Deferred acquisition costs	918.9	930.0		964.4
Retirement and Income Solutions | Workplace savings and retirement solutions
Deferred Acquisition Costs
Deferred acquisition costs	506.4	498.0	$ 489.0	477.2
Retirement and Income Solutions | Individual variable annuities
Deferred Acquisition Costs
Deferred acquisition costs	279.5	278.0	281.2	281.9
Retirement and Income Solutions | Pension risk transfer
Deferred Acquisition Costs
Deferred acquisition costs	15.4	8.1	2.7
Retirement and Income Solutions | Individual fixed deferred annuities
Deferred Acquisition Costs
Deferred acquisition costs	106.1	131.0	162.2	192.7
Retirement and Income Solutions | Investment only
Deferred Acquisition Costs
Deferred acquisition costs	11.5	14.9	18.1	12.6
Benefits and Protection
Deferred Acquisition Costs
Deferred acquisition costs	3,007.6	3,009.2		2,857.9
Deferred Policy Acquisition Costs Excluding Short Duration Contracts	2,976.5	2,974.5
Benefits and Protection | Life Insurance | Universal life
Deferred Acquisition Costs
Deferred acquisition costs	1,545.3	1,569.7	1,596.2	1,608.3
Deferred Policy Acquisition Costs Excluding Short Duration Contracts	1,545.3	1,569.7
Benefits and Protection | Life Insurance | Term life
Deferred Acquisition Costs
Deferred acquisition costs	678.8	685.7	678.9	607.9
Deferred Policy Acquisition Costs Excluding Short Duration Contracts	678.8	685.7
Benefits and Protection | Life Insurance | Participating life
Deferred Acquisition Costs
Deferred acquisition costs	84.7	93.0	102.3	111.9
Deferred Policy Acquisition Costs Excluding Short Duration Contracts	84.7	93.0
Benefits and Protection | Specialty Benefits | Individual disability
Deferred Acquisition Costs
Deferred acquisition costs	$ 667.7	$ 626.1	$ 580.7	$ 529.8